SHARE CAPITAL (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 09, 2023	Nov. 21, 2023	Aug. 29, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 13, 2023	Jan. 01, 2023
Statement [Line Items]
Gross proceeds from share issued				$ 1,150,000	$ 6,007,000	$ 7,283,000
Paul [Member]
Statement [Line Items]
Common share issued								750,000
C. Riley [Member]
Statement [Line Items]
Common share issued							100,000
Common share issued value							$ 35,000
J. Robinson [Member]
Statement [Line Items]
Common share issued	1,000,000
Common share issued value	$ 1,000,000
Stock subscription price	$ 1
Private Placements [Member]
Statement [Line Items]
Private placement agreement description	company entered into an agreement with an investor in a private placement of US $2.0 million for 2 million shares at a combined purchase price of $1.00 per share with 500,000 warrants
Warrant exercise price			$ 2.00
Warrant expiry description			excisable and will expire 6 years from the effective date
Common share issued during period		175,000
Common stock purchase price		$ 1.00
Gross proceeds from share issued		$ 175,000
Company raise fund for general corporate purposes		$ 150,000